Interim Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 110,502	$ 87,645
Short-term deposits		69,151	51,335
Marketable securities		57,605	44,643
Trade receivables (net of allowance for credit losses of $840 and $1,904 as of June 30, 2023 and December 31, 2022, respectively)		61,194	78,761
Prepaid expenses and other current assets		22,185	17,085
Contract acquisition costs		5,946	6,286
Inventories		10,822	10,176
Total current assets		337,405	295,931
Non-current assets
Other non-current assets		2,792	1,731
Marketable securities		7,297	22,125
Deferred tax assets, net		11,997	12,511
Property and equipment, net		15,810	17,259
Intangible assets, net		9,618	11,254
Goodwill		26,829	26,829
Operating lease right-of-use assets, net		14,145	15,653
Total non-current assets		88,488	107,362
Total assets		425,893	403,293
Current Liabilities
Trade payables		4,991	4,612
Other accounts payable and accrued expenses		35,618	45,453
Deferred revenues		158,942	152,709
Operating lease liabilities		4,955	5,003
Total current liabilities		204,506	207,777
Long-term liabilities
Other long term liabilities		5,047	5,394
Deferred revenues		47,469	42,173
Restricted Sponsor Shares liability		37,625	17,532
Price Adjustment Shares liability		62,781	26,184
Warrant liability		42,278	20,015
Operating lease liabilities		8,631	10,353
Total long-term liabilities		203,831	121,651
Total liabilities		408,337	329,428
Shareholders’ equity
Share capital, NIS 0.00001 par value; 3,454,112,863 shares authorized, 197,409,616 and 193,055,931 shares issued and 197,367,840 and 193,014,155 shares outstanding as of June 30, 2023 (unaudited) and December 31, 2022, respectively	[1]
Additional paid-in capital		(108,166)	(125,624)
Treasury share, NIS 0.00001 par value; 41,776 ordinary shares		(85)	(85)
Accumulated other comprehensive (loss) income		(483)	331
Retained earnings		126,290	199,243
Total shareholders’ equity		17,556	73,865
Total liabilities and shareholders’ equity		$ 425,893	$ 403,293

[1]	Less than 1 USD